Securities - Summary of Interest Income Calculated Using Effective Interest Method (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,574	$ 1,902
FVOCI securities
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,045	1,097
Amortized cost securities
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 529	$ 805